SIGNIFICANT OPERATING AND NONOPERATING ITEMS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended																						12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Merger of Embotelladoras Arca SAB de CV and Grupo Continental SAB [Member]	Dec. 31, 2012 Andina and Polar merger	Dec. 31, 2012 Philippines Bottling Operations	Dec. 31, 2010 Coca-Cola Enterprises Inc.	Dec. 31, 2011 Japans events [Member]	Dec. 31, 2012 License Agreement with Nestle [Member]	Dec. 31, 2012 BPW Nestle Joint Venture [Member]	Dec. 31, 2011 Deductions from Revenue Japans events [Member]	Dec. 31, 2011 Cost of Sales [Member] Japans events [Member]	Dec. 31, 2012 Cost of Sales [Member] Brazil Juice Expenses [Member]	Dec. 31, 2011 Other operating charges [Member] Japans events [Member]	Dec. 31, 2012 Other operating charges [Member] Brazil Juice Expenses [Member]	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate	Dec. 31, 2010 Corporate	Dec. 31, 2011 Corporate Merger of Embotelladoras Arca SAB de CV and Grupo Continental SAB [Member]	Dec. 31, 2012 Corporate Andina and Polar merger	Dec. 31, 2010 Corporate Coca-Cola Enterprises Inc.	Dec. 31, 2011 Corporate Coca-Cola Embonor SA [Member]	Dec. 31, 2010 Corporate Leao Junior SA [Member]	Dec. 31, 2011 Corporate Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2010 Corporate Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2011 Corporate Thailand events [Member]	Dec. 31, 2010 Acquisition of Coca Cola Enterprises North American Business [Member]	Dec. 31, 2011 Acquisition of Coca Cola Enterprises North American Business [Member]	Dec. 31, 2012 Acquisition of Coca Cola Enterprises North American Business [Member] Disposal of Norwegian and Swedish Bottling Operations [Member]	Apr. 02, 2010 Venezuelan subsidiary	Dec. 31, 2010 Venezuelan subsidiary Corporate	Dec. 31, 2012 Productivity and Reinvestment [Member]	Dec. 31, 2012 Restructuring charges other than productivity and productivity and reinvestments initiatives [Member]	Dec. 31, 2012 Productivity Initiatives	Dec. 31, 2012 Productivity Initiatives Corporate	Dec. 31, 2012 Integration of CCE's North American Operations [Member]	Dec. 31, 2012 Level 1 Coca-Cola FEMSA	Dec. 31, 2011 Level 1 Coca-Cola FEMSA	Dec. 31, 2012 Level 1 Mikuni [Member]
Other Operating Items [Abstract]
Unusual or Infrequent Event Charges	$ 0							$ 84			$ 23	$ 11	$ 13	$ 50	$ 8											$ 10
Other Operating Charges
Other operating charges	447	732	819						20							38	164	485
Productivity, integration and restructuring initiatives		633	478																													270	163	(10)	(5)	(6)
Charitable contributions			250
Transaction cost related to acquisition and divestiture																											81		84
Charges related to bottling activities in Eurasia			10
Asset Impairment Charges Operating	0							1
Costs related to exchange of equity securities of an investee				35
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees	(8)	53	66							11
Other Income (Loss) - Net
Net Gain On Exchange Of Equity Securities					185														417	185
Loss on disposal group held for sale						108
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee																92																					92
Premium paid for ownership interest																82																							82
Cost method investments, other-than-temporary decline in fair value	16	0														16
Net Gains From Investee Transactions and Equity Investment Sales	76	641															122																					122
Equity Method Investment, Realized Gain (Loss) on Disposal																						102
Equity Method Investments Impairment																	41
Other-than-temporary impairment charges, available-for-sale securities		17	26
Gain (Loss) on the sale of Norwegian and Swedish bottling operations to New CCE																								(5)	597
Gain related to remeasurement of our equity investment in CCE to fair value							4,978														4,978
Gain on sale of investment in subsidiary																							23
Percentage of Sale of Investments in Subsidiary																							50.00%
Percentage of the carrying value of investment (as a percent)																							50.00%
Remaining ownership percent (as a percent)																							50.00%
Charge related to preexisting relationships																					265						265	1
Initial remeasurement of net assets in a hyperinflationary economy																														103	103
Other-than-temporary impairment charges on available-for-sale securities, equity method investments and donations of preferred shares			$ 48															$ 25